Annual Fund Operating Expenses (Vanguard Institutional Short-Term Bond Fund Institutional) - Vanguard Institutional Short-Term Bond Fund - Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares
		Total
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees		none
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.02%

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.